Investments - Summary of Allocation of Fair Value of Interest Obtained, and Remeasurement of Previously Held Interest (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about investment property [line items]
Fair value of other assets and liabilities identified	R$ 1,270
IFRS3ABusiness Combinations [member]
Disclosure of detailed information about investment property [line items]
Total consideration paid for 51% interest in Parajuru and Volta do Rio.	167
Previously held interest, of 49%, at fair value on the acquisition date	160
Total	327
Intangible - Right to exploitation of the regulated activity (1)	162
Fair value of other assets and liabilities identified	165
Total	327
IFRS3ABusiness Combinations [member] | Parajuru [member]
Disclosure of detailed information about investment property [line items]
Total consideration paid for 51% interest in Parajuru and Volta do Rio.	75
Previously held interest, of 49%, at fair value on the acquisition date	71
Total	146
Intangible - Right to exploitation of the regulated activity (1)	66
Fair value of other assets and liabilities identified	80
Total	146
IFRS3ABusiness Combinations [member] | Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Total consideration paid for 51% interest in Parajuru and Volta do Rio.	92
Previously held interest, of 49%, at fair value on the acquisition date	89
Total	181
Intangible - Right to exploitation of the regulated activity (1)	96
Fair value of other assets and liabilities identified	85
Total	R$ 181